RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2016	Jul. 31, 2016
Related Party Transactions [Table Text Block]
	October 31, 2016	July 31, 2016
	(Unaudited)
Rental fees:
LuckSky Group	305,178	280,304
Sanhe Dong Yi (Capital lease payable)	241,105	246,060
XianningLucksky	20,498	-

Prepaid expenses on behalf of the company:
Zhou Deng Rong	1,433,857	1,190,370

Construction projects:
Receipt in advance	$88,580	$-

Total	$2,089,218	$1,716,734

			July 31,
	July 31, 2016	July 31, 2015	2014
Rental fees:
LuckSky Group	280,304	166,443	33,253
Sanhe Dong Yi (Capital lease payable)	$246,060	$262,996	$52,542

Purchase Fixed assets:
Kelitai	-	-	1,235,667

Borrowings:
LuckSky Group	-	-	1,242,198
Sanhe Dong Yi	-	-	160,865

Prepaid expenses on behalf of the company:
Kelitai	-	-	1,510
Zhou Deng Rong	1,190,370	627,129	354,112

Total	$1,716,734	$1,056,568	$3,080,147